ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Independent Auditors' Report

The Board of Directors of Allianz Life  Insurance  Company of North  America and
Contract Owners of Allianz Life Variable Account B:

We have audited the  accompanying  statements of assets and  liabilities  of the sub-accounts  of Allianz Life Variable  Account B as of December 31,  1996, the
related  statements of operations  for the year then ended and the statements of changes in net assets for each of the years in the two-years  then ended.  These
financial   statements  are  the  responsibility  of  the  Variable   Account's
management.  Our  responsibility  is to express  an  opinion on these  financial statements based on our audits.

We  conducted  our  audits  in  accordance  with  generally  accepted  auditing standards.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material
misstatement.   An  audit  includes  examining,  on  a  test  basis,  evidence supporting the amounts and disclosures in the financial  statements.  Investment securities  held in  custody  for  the  benefit  of the  Variable  Account  were confirmed  to us by  the  Franklin  Valuemark  Funds.  An  audit  also  includes assessing the accounting  principles  used and  significant  estimates made by management,  as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz
Life Variable Account B at December 31, 1996, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.


                                         KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 24, 1997

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
ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements

Statements of Assets and Liabilities
December 31, 1996
(In thousands except per unit data)
                                                                                                                         U.S.
                                                              Money     Growth and  Precious     High    Real Estate  Government
                                                              Market      Income     Metals     Income   Securities   Securities
                                                               Fund        Fund       Fund       Fund       Fund         Fund
                                                              -------     -------    ------     ------    ---------    --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 375,683 shares, cost $375,683........   $375,683           -          -         -            -           -
  Growth and Income Fund, 55,678 shares, cost $793,252....          -     977,147          -         -            -           -
  Precious Metals Fund, 7,086 shares, cost $103,815.......          -           -    101,257         -            -           -
  High Income Fund, 28,418 shares, cost $367,146..........          -           -          -   402,400            -           -
  Real Estate Securities Fund, 13,634 shares,
   cost $217,032..........................................          -           -          -         -      301,991           -
  U.S. Government Securities Fund, 55,160 shares,
    cost $719,883.........................................          -           -          -         -            -     743,008
                                                              -------     -------    -------   -------      -------     -------
     Total assets.........................................    375,683     977,147    101,257   402,400      301,991     743,008
                                                              -------     -------    -------   -------      -------     -------
Liabilities:
 Accrued mortality and expense risk charges...............         48          33          8        19           15          31
 Accrued administrative charges...........................          6           4          1         2            2           4
                                                              -------     -------    -------   -------      -------     -------
     Total liabilities....................................         54          37          9        21           17          35
                                                              -------     -------    -------   -------      -------     -------
     Net assets...........................................   $375,629     977,110    101,248   402,379      301,974     742,973
                                                              =======     =======    =======   =======      =======     =======

Contract owners' equity:
 Contracts in accumulation period (note 6)................   $374,865     975,004    101,248   401,759      301,930     742,567
 Contracts in annuity payment period (note 2).............        764       2,106          -       620           44         406
                                                              -------     -------    -------   -------      -------     -------
     Total contract owners' equity........................   $375,629     977,110    101,248   402,379      301,974     742,973
                                                              =======     =======    =======   =======      =======     =======
 Accumulation units outstanding...........................     28,060      50,027      6,998    20,736       12,757      44,598
                                                              =======     =======    =======   =======      =======     =======
 Accumulation unit value per unit.........................    $13.359      19.490     14.467    19.375       23.668      16.650
                                                              =======     =======    =======   =======      =======     =======

See accompanying notes to financial statements.

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
ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)


                                                                                                          Templeton
                                                        Utility       Zero        Zero        Zero      Global Income   Income
                                                        Equity       Coupon      Coupon      Coupon      Securities   Securities
                                                         Fund      Fund - 2000 Fund - 2005 Fund - 2010      Fund         Fund
                                                       --------    ----------- ----------- -----------   -----------  ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 60,392 shares, cost $948,947   $1,097,920           -           -           -             -            -
  Zero Coupon Fund - 2000, 6,855 shares,
   cost $95,941....................................            -     104,135           -           -             -            -
  Zero Coupon Fund - 2005, 4,492 shares,
   cost $66,082....................................            -           -      73,443           -             -            -
  Zero Coupon Fund - 2010, 4,357 shares,
   cost $66,131....................................            -           -           -      70,977             -            -
  Templeton Global Income Securities Fund,
   14,609 shares, cost $185,728....................            -           -           -           -       198,981            -
  Income Securities Fund,
   72,742 shares, cost $1,082,408..................            -           -           -           -             -    1,251,888
                                                       ---------     -------     -------     -------       -------    ---------
    Total assets...................................    1,097,920     104,135      73,443      70,977       198,981    1,251,888
                                                       ---------     -------     -------     -------       -------    ---------
Liabilities:
 Accrued mortality and expense risk charges........           42           9           8           7            12           39
 Accrued administrative charges....................            5           1           1           1             1            5
                                                       ---------     -------     -------     -------       -------     --------
    Total liabilities..............................           47          10           9           8            13           44
                                                       ---------     -------     -------     -------       -------    ---------
    Net assets.....................................   $1,097,873     104,125      73,434      70,969       198,968    1,251,844
                                                       =========     =======     =======     =======       =======    =========
Contract owners' equity:
 Contracts in accumulation period (note 6).........   $1,096,456     104,125      73,434      70,969       198,968    1,248,321
 Contracts in annuity payment period (note 2)......        1,417           -           -           -             -        3,523
                                                       ---------     -------     -------     -------       -------    ---------
    Total contract owners' equity..................   $1,097,873     104,125      73,434      70,969       198,968    1,251,844
                                                       =========     =======     =======     =======       =======    =========
 Accumulation units outstanding....................       53,086       5,636       3,579       3,297        11,857       57,504
                                                       =========     =======     =======     =======      ========     ========
 Accumulation unit value per unit..................      $20.654      18.475      20.517      21.522        16.781       21.708
                                                       =========     =======     =======     =======      ========     ========

See accompanying notes to financial statements.

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
ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)


                                                       Templeton              Templeton     Templeton    Templeton     Templeton
                                                        Pacific    Rising   International   Developing     Global     Global Asset
                                                        Growth    Dividends    Equity     Markets Equity   Growth      Allocation
                                                         Fund       Fund        Fund           Fund         Fund          Fund
                                                        -------    -------  ------------- -------------  ---------    ------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Pacific Growth Fund,
   22,370 shares, cost $307,615....................    $330,175          -            -             -           -            -
  Rising Dividends Fund,
   35,399 shares, cost $393,224....................           -    545,147            -             -           -            -
  Templeton International Equity Fund,
   67,098 shares, cost $853,455....................           -          -    1,036,664             -           -            -
  Templeton Developing Markets Equity Fund,
   22,377 shares, cost $231,910....................           -          -            -       259,352           -            -
  Templeton Global Growth Fund,
   39,862 shares, cost $454,602....................           -          -            -             -     550,097            -
  Templeton Global Asset Allocation Fund,
   4,140 shares, cost $45,904......................           -          -            -             -           -       52,122
                                                        -------    -------    ---------       -------     -------       ------
      Total assets.................................     330,175    545,147    1,036,664       259,352     550,097       52,122
                                                        -------    -------    ---------       -------     -------       ------
Liabilities:
 Accrued mortality and expense risk charges........          14         18           72             5          28            4
 Accrued administrative charges....................           2          2            9             1           3            1
                                                        -------    -------    ---------       -------     -------      -------
      Total liabilities............................          16         20           81             6          31            5
                                                        -------    -------    ---------       -------     -------      -------
      Net assets...................................    $330,159    545,127    1,036,583       259,346     550,066       52,117
                                                        =======    =======    =========       =======     =======      =======
Contract owners' equity:
 Contracts in accumulation period (note 6).........    $329,409    544,315    1,035,240       257,584     546,814       51,362
 Contracts in annuity payment period (note 2)......         750        812        1,343         1,762       3,252          755
                                                        -------    -------    ---------       -------     -------      -------
      Total contract owners' equity................    $330,159    545,127    1,036,583       259,346     550,066       52,117
                                                        =======    =======    =========       =======     =======      =======
 Accumulation units outstanding....................      22,061     35,569       64,375        22,423      40,327        4,104
                                                        =======    =======    =========       =======     =======      =======
 Accumulation unit value per unit..................     $14.932     15.303       16.081        11.487      13.560       12.514
                                                        =======    =======    =========       =======     =======      =======

See accompanying notes to financial statements.

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
ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
December 31, 1996
(In thousands except per unit data)


                                                                                   Templeton
                                                                                 International  Mutual     Mutual
                                                               Small    Capital     Smaller    Discovery   Shares        Total
                                                                Cap     Growth     Companies  Securities Securities       All
                                                               Fund      Fund        Fund        Fund       Fund         Funds
                                                              -------    -----   ------------ ---------- ----------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Small Cap Fund, 12,545 shares, cost $148,931............   $165,591         -            -          -         -
  Capital Growth Fund, 3,708 shares, cost $40,307.........          -    42,118            -          -         -
  Templeton International Smaller Companies Fund,
   1,381 shares, cost $14,403.............................          -         -       15,534          -         -
  Mutual Discovery Securities Fund,
   1,478 shares, cost $14,879.............................          -         -            -     15,079         -
  Mutual Shares Securities Fund,
   2,623 shares, cost $26,543.............................          -         -            -          -    27,147
                                                              -------    ------       ------     ------    ------
      Total assets........................................    165,591    42,118       15,534     15,079    27,147    8,737,856
                                                              -------    ------       ------     ------    ------    ---------
Liabilities:
 Accrued mortality and expense risk charges...............         12         7            6          4         5          446
 Accrued administrative charges...........................          1         1            1          1         1           56
                                                              -------    ------       ------     ------    ------    ---------
      Total liabilities...................................         13         8            7          5         6          502
                                                              -------    ------       ------     ------    ------    ---------
      Net assets..........................................   $165,578    42,110       15,527     15,074    27,141    8,737,354
                                                              =======    ======       ======     ======    ======    =========
Contract owners' equity:
 Contracts in accumulation period (note 6)................   $165,073    41,883       15,467     14,976    26,991    8,718,760
 Contracts in annuity payment period (note 2).............        505       227           60         98       150       18,594
                                                              -------    ------       ------     ------    ------    ---------
      Total contract owners' equity.......................   $165,578    42,110       15,527     15,074    27,141    8,737,354
                                                              =======    ======       ======     ======    ======    =========
 Accumulation units outstanding..........................      12,784     3,722        1,388      1,471     2,613      508,972
                                                              =======    ======       ======     ======    ======    =========
 Accumulation unit value per unit.........................    $12.913    11.254       11.145     10.180    10.330
                                                              =======    ======       ======     ======    ======

See accompanying notes to financial statements.

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
ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===================================================================================================================================
Financial Statements (cont.)

Statements of Operations
For the year ended December 31, 1996
(In thousands)

                                                                                                                         U.S.
                                                               Money    Growth and  Precious     High    Real Estate  Government
                                                               Market     Income     Metals     Income   Securities   Securities
                                                               Fund        Fund       Fund       Fund       Fund         Fund
                                                             --------   ----------  --------   --------  ----------- ------------
Investment income:
 Dividends reinvested in fund shares.....................    $ 20,371      20,139     1,477     27,936       9,054       36,122
                                                             --------     -------    ------    -------      ------      -------
Expenses:
 Mortality and expense risk charges......................       5,107      11,169     1,463      4,365       2,832        7,067
 Administrative charges..................................         613       1,340       176        524         340          848
                                                             --------     -------    ------    -------      ------      -------
      Total expenses.....................................       5,720      12,509     1,639      4,889       3,172        7,915
                                                             --------     -------    ------    -------      ------      -------
      Investment income (loss), net......................      14,651       7,630      (162)    23,047       5,882       28,207
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds....           -      71,329     1,354      1,483           -            -
                                                             --------     -------    ------    -------      ------      -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales...................................     451,939      87,838    70,163    101,305      16,530      114,831
   Cost of investments sold..............................    (451,939)    (72,627)  (66,041)   (93,324)    (13,792)    (111,215)
                                                             --------     -------    ------    -------      ------      -------
      Total realized gains (losses) on sales of
       investments, net..................................           -      15,211     4,122      7,981       2,738        3,616
                                                             --------     -------    ------    -------      ------      -------
      Realized gains (losses) on investments, net........           -      86,540     5,476      9,464       2,738        3,616
Net change in unrealized appreciation (depreciation)
 on investments..........................................           -      13,214    (5,135)     8,973      58,128      (18,709)
                                                             --------     -------    ------    -------      ------      -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net...           -      99,754       341     18,437      60,866      (15,093)
                                                             --------     -------    ------    -------      ------      -------
Net increase (decrease) in net assets from operations....    $ 14,651     107,384       179     41,484      66,748       13,114
                                                             ========     =======    ======    =======      ======      =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)


                                                                                                         Templeton    Investment
                                                       Utility       Zero        Zero        Zero      Global Income     Grade
                                                       Equity       Coupon      Coupon      Coupon       Securities   Intermediate
                                                        Fund      Fund - 2000 Fund - 2005 Fund - 2010       Fund       Bond Fund
                                                      --------    ----------- ----------- -----------  -------------  ------------
Investment income:
 Dividends reinvested in fund shares..............    $ 59,963       5,915       3,734       3,687         15,325         7,793
                                                      --------      ------     -------      ------         ------         -----
Expenses:
 Mortality and expense risk charges...............      14,961       1,350         898         890          2,579         1,516
 Administrative charges...........................       1,795         162         108         107            310           182
                                                      --------      ------     -------      ------         ------         -----
      Total expenses..............................      16,756       1,512       1,006         997          2,889         1,698
                                                      --------      ------     -------      ------         ------         -----
      Investment income (loss), net...............      43,207       4,403       2,728       2,690         12,436         6,095
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on
   mutual funds...................................           -          58           -         999              -             -
                                                      --------      ------     -------      ------         ------       -------
  Realized gains (losses) on sales of investments:
   Proceeds from sales............................     298,295      19,016       9,028      33,589         45,486       161,712
   Cost of investments sold.......................    (264,853)    (17,510)     (8,221)    (31,159)       (43,916)     (156,449)
                                                      --------      ------     -------      ------         ------       -------
      Total realized gains (losses) on sales of
       investments, net...........................      33,442       1,506         807       2,430          1,570         5,263
                                                      --------      ------     -------      ------         ------      --------
      Realized gains (losses) on investments, net.      33,442       1,564         807       3,429          1,570         5,263
Net change in unrealized appreciation (depreciation)
  on investments..................................     (17,145)     (4,982)     (4,814)     (9,041)         1,397        (8,886)
                                                      --------      ------     -------      ------         ------      --------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net........................      16,297      (3,418)     (4,007)     (5,612)         2,967        (3,623)
                                                      --------      ------     -------      ------         ------      --------
Net increase (decrease) in net assets
 from operations..................................    $ 59,504         985      (1,279)     (2,922)        15,403         2,472
                                                      ========      ======     =======      ======         ======      ========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                   Adjustable    Templeton              Templeton     Templeton
                                                        Income        U.S.        Pacific    Rising   International  Developing
                                                      Securities   Government     Growth    Dividends    Equity    Markets Equity
                                                         Fund         Fund         Fund       Fund        Fund          Fund
                                                       --------    ----------    --------   ---------  ----------- --------------
Investment income:
 Dividends reinvested in fund shares..............     $ 62,078       12,299      10,182       9,452      23,741         2,088
                                                       --------     --------     -------      ------     -------        ------
Expenses:
 Mortality and expense risk charges...............       15,271        1,678       4,369       5,805      11,564         2,769
 Administrative charges...........................        1,833          201         524         697       1,388           332
                                                       --------     --------     -------      ------     -------        ------
     Total expenses...............................       17,104        1,879       4,893       6,502      12,952         3,101
                                                       --------     --------     -------      ------     -------        ------
     Investment income (loss), net................       44,974       10,420       5,289       2,950      10,789        (1,013)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
   Realized capital gain distributions on
    mutual funds..................................       10,324            -       5,901           -      29,052         3,862
                                                       --------     --------     -------      ------     -------        ------
   Realized gains (losses) on sales of investments:
    Proceeds from sales...........................      116,053      195,626     125,924      48,263      65,043        29,440
    Cost of investments sold......................     (103,909)    (201,593)   (115,808)    (39,102)    (57,533)      (28,163)
                                                       --------     --------     -------      ------     -------        ------
       Total realized gains (losses) on sales of
       investments, net...........................       12,144       (5,967)     10,116       9,161       7,510         1,277
                                                       --------     --------     -------      ------     -------        ------
       Realized gains (losses) on investments, net       22,468       (5,967)     16,017       9,161      36,562         5,139
Net change in unrealized appreciation (depreciation)
 on investments...................................       45,516        1,206       8,976      84,727     129,022        30,681
                                                       --------     --------     -------      ------     -------        ------
         Total realized gains (losses) and
         unrealized appreciation (depreciation)
         on investments, net......................       67,984       (4,761)     24,993      93,888     165,584        35,820
                                                       --------     --------     -------      ------     -------        ------
Net increase (decrease) in net assets
 from operations..................................     $112,958        5,659      30,282      96,838     176,373        34,807
                                                       ========     ========     =======      ======     =======        ======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                            Templeton                       Templeton
                                                                Templeton    Global                       International  Mutual
                                                                 Global       Asset      Small   Capital     Smaller    Discovery
                                                                 Growth    Allocation     Cap    Growth     Companies  Securities
                                                                  Fund        Fund       Fund     Fund        Fund        Fund
                                                                 -------   ----------   -------  -------  ------------ ----------
Investment income:
 Dividends reinvested in fund shares.........................    $ 6,984         14         34        -            -          -
                                                                 -------     ------     ------    -----        -----       ----
Expenses:
 Mortality and expense risk charges..........................      5,483        397      1,212      167           85         16
 Administrative charges......................................        658         48        145       20           10          2
                                                                 -------     ------     ------    -----        -----       ----
      Total expenses.........................................      6,141        445      1,357      187           95         18
                                                                 -------     ------     ------    -----        -----       ----
      Investment income (loss), net..........................        843       (431)    (1,323)    (187)         (95)       (18)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds........      6,984         27          3        -            -          -
                                                                 -------     ------     ------    -----        -----       ----
  Realized gains (losses) on sales of investments:
   Proceeds from sales.......................................     16,063      2,629     50,761    3,099        3,111          -
   Cost of investments sold..................................    (14,521)    (2,488)   (49,958)  (3,075)      (3,051)         -
                                                                 -------     ------     ------    -----        -----       ----
      Total realized gains (losses) on sales of
       investments, net......................................      1,542        141        803       24           60          -
                                                                 -------     ------     ------    -----        -----       ----
      Realized gains (losses) on investments, net............      8,526        168        806       24           60          -
Net change in unrealized appreciation (depreciation)
 on investments..............................................     68,710      5,895     16,477    1,811        1,131        200
                                                                 -------     ------     ------    -----        -----       ----
       Total realized gains (losses) and unrealized
        appreciation (depreciation) on investments, net......     77,236      6,063     17,283    1,835        1,191        200
                                                                 -------     ------     ------    -----        -----       ----
Net increase (decrease) in net assets from operations........    $78,079      5,632     15,960    1,648        1,096        182
                                                                 =======     ======     ======    =====        =====       ====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements of Operations (cont.)
For the year ended December 31, 1996
(In thousands)
                                                                                                           Mutual
                                                                                                           Shares        Total
                                                                                                         Securities       All
                                                                                                            Fund         Funds
                                                                                                         ----------     --------
Investment income:
 Dividends reinvested in fund shares...................................................................     $   -       338,388
                                                                                                           ------     ---------
Expenses:
 Mortality and expense risk charges....................................................................        30       103,043
 Administrative charges................................................................................         4        12,367
                                                                                                           ------     ---------
       Total expenses..................................................................................        34       115,410
                                                                                                           ------     ---------
       Investment income (loss), net...................................................................       (34)      222,978
Realized gains (losses) and unrealized appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds...................................................         -       131,376
                                                                                                           ------     ---------
 Realized gains (losses) on sales of investments:
  Proceeds from sales..................................................................................         -     2,065,744
  Cost of investments sold.............................................................................         -    (1,950,247)
                                                                                                           ------     ---------
       Total realized gains (losses) on sales of investments, net......................................         -       115,497
                                                                                                           ------     ---------
       Realized gains (losses) on investments, net.....................................................         -       246,873
Net change in unrealized appreciation (depreciation) on investments....................................       604       407,956
                                                                                                           ------     ---------
       Total realized gains (losses) and unrealized appreciation (depreciation) on investments, net....       604       654,829
                                                                                                           ------     ---------
Net increase (decrease) in net assets from operations..................................................      $570       877,807
                                                                                                           ======     =========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets
For the years ended  December 31, 1996 and 1995
(In thousands)

                                           Money Market Fund   Growth and Income Fund  Precious Metals Fund   High Income Fund
                                           ----------------    ----------------------  --------------------   ----------------
                                           1996        1995        1996       1995       1996       1995       1996       1995
                                          -------     -------     -------    ------     ------     ------     ------     ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......    $ 14,651     17,718        7,630     (1,279)      (162)       52      23,047     15,167
  Realized gains (losses) on
   investments, net..................           -          -       86,540     21,076      5,476     2,150       9,464      3,298
  Net change in unrealized
   appreciation (depreciation)
   on investments....................           -          -       13,214    147,406     (5,135)   (2,147)      8,973     27,669
                                          -------    -------      -------    -------    -------   -------      ------     ------
      Net increase (decrease) in
       net assets from operations....      14,651     17,718      107,384    167,203        179        55      41,484     46,134
                                          -------    -------      -------    -------    -------   -------      ------     ------
Contract transactions (note 6):
 Purchase payments...................     175,341    190,018      134,960     98,725     20,879    11,049      51,687     47,086
 Transfers between funds.............     (91,126)  (169,358)      35,764    150,088     (5,980)  (17,212)     30,106     46,491
 Surrenders and terminations.........    (120,353)  (120,722)    (111,266)   (73,514)   (11,177)  (11,728)    (43,860)   (43,591)
 Rescissions.........................      (2,971)    (5,198)      (2,911)    (1,783)      (321)     (326)       (691)    (1,643)
 Other transactions (note 2).........         152        238          447        240         38       (36)         73         77
                                          -------    -------      -------    -------    -------   -------      ------     ------
      Net increase (decrease) in
       net assets resulting from
       contract transactions.........     (38,957)  (105,022)      56,994    173,756      3,439   (18,253)     37,315     48,420
                                          -------    -------      -------    -------    -------   -------      ------     ------
Increase (decrease) in net assets....     (24,306)   (87,304)     164,378    340,959      3,618   (18,198)     78,799     94,554
Net assets at beginning of year......     399,935    487,239      812,732    471,773     97,630   115,828     323,580    229,026
                                          -------    -------      -------    -------    -------   -------     -------     ------
Net assets at end of year............    $375,629    399,935      977,110    812,732    101,248    97,630     402,379    323,580
                                          =======    =======      =======    =======    =======   =======     =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                              Real Estate          U.S. Government                             Zero Coupon Fund -
                                            Securities Fund        Securities Fund      Utility Equity Fund           1995
                                           ----------------        ---------------      -------------------    -----------------
                                            1996       1995       1996       1995        1996         1995      1996      1995
                                           ------     ------     ------     ------      ------       ------    ------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......     $ 5,882     3,361      28,207     30,379      43,207      48,876       -      2,395
  Realized gains (losses) on
   investments, net...................       2,738     1,477       3,616      2,695      33,442       1,589       -        600
  Net change in unrealized
   appreciation (depreciation)
   on investments.....................      58,128    22,517     (18,709)    54,968     (17,145)    255,500       -       (597)
                                           -------   -------     -------     ------      ------     -------    ----    -------
       Net increase (decrease) in
        net assets from operations....      66,748    27,355      13,114     88,042      59,504     305,965       -      2,398
                                           -------   -------     -------     ------      ------     -------    ----    -------
Contract transactions (note 6):
 Purchase payments....................      30,999    19,829      42,193     47,766      56,194      73,558       -      1,557
 Transfers between funds..............      27,778   (12,435)    211,454     (5,307)   (148,616)     10,721       -    (36,522)
 Surrenders and terminations..........     (22,133)  (17,397)    (82,684)   (74,423)   (174,285)   (141,926)      -    (13,413)
 Rescissions..........................        (204)     (277)       (717)    (1,813)       (734)     (1,891)      -        (49)
 Other transactions (note 2)..........          13        99         379        132         315         537       -         88
                                           -------   -------     -------     ------     -------     -------    ----    -------
       Net increase (decrease) in
        net assets resulting from
        contract transactions.........      36,453   (10,181)    170,625    (33,645)   (267,126)    (59,001)      -    (48,339)
                                           -------   -------     -------     ------   ---------     -------    ----    -------
Increase (decrease) in net assets.....     103,201    17,174     183,739     54,397    (207,622)    246,964       -    (45,941)
Net assets at beginning of year.......     198,773   181,599     559,234    504,837   1,305,495   1,058,531       -     45,941
                                           -------   -------     -------    -------   ---------   ---------    ----    -------
Net assets at end of year.............    $301,974   198,773     742,973    559,234   1,097,873   1,305,495       -          -
                                           =======   =======     =======    =======   =========   =========    ====    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                               Zero Coupon Fund -   Zero Coupon Fund -  Zero Coupon Fund -    Templeton Global
                                                      2000                 2005               2010         Income Securities Fund
                                                ----------------    -----------------   -----------------  ----------------------
                                                 1996       1995     1996      1995      1996      1995       1996       1995
                                                -------    ------    -----     -----     -----     -----     -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.............    $ 4,403      2,895    2,728    1,752     2,690     1,068     12,436      5,291
  Realized gains (losses) on
   investments, net.........................      1,564      1,081      807      753     3,429     2,987      1,570       (206)
  Net change in unrealized appreciation
   (depreciation) on investments............     (4,982)    12,514   (4,814)  13,063    (9,041)   15,696      1,397     22,286
                                                -------    -------    -----   ------     -----    ------    -------     ------
      Net increase (decrease) in net assets
       from operations......................        985     16,490   (1,279)  15,568    (2,922)   19,751     15,403     27,371
                                                -------    -------   ------   ------     -----    ------    -------     ------
Contract transactions (note 6):
 Purchase payments..........................     12,076     16,203   10,095   13,119    12,642    12,239     11,615     13,098
 Transfers between funds....................     (5,558)    13,339   (2,776)   4,711    (8,596)    9,807    (19,697)   (21,421)
 Surrenders and terminations................    (14,126)   (10,927)  (5,726)  (4,654)   (7,034)   (5,624)   (28,371)   (29,898)
 Rescissions................................       (214)      (263)    (158)    (185)     (244)     (469)      (174)      (400)
 Other transactions (note 2)................         (3)       (17)     (14)     (23)      (13)      177         49         25
                                                -------    -------   ------   ------     -----    ------    -------     ------
      Net increase (decrease) in net assets
       resulting from contract transactions.     (7,825)    18,335    1,421   12,968    (3,245)   16,130    (36,578)   (38,596)
                                                -------    -------   ------   ------     -----    ------    -------     ------
Increase (decrease) in net assets...........     (6,840)    34,825      142   28,536    (6,167)   35,881    (21,175)   (11,225)
Net assets at beginning of year.............    110,965     76,140   73,292   44,756    77,136    41,255    220,143    231,368
                                                -------    -------   ------   ------    ------    ------    -------    -------
Net assets at end of year...................   $104,125    110,965   73,434   73,292    70,969    77,136    198,968    220,143
                                                =======    =======   ======   ======    ======    ======    =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)

                                        Investment Grade                                 Adjustable U.S.          Templeton
                                     Intermediate Bond Fund   Income Securities Fund     Government Fund     Pacific Growth Fund
                                     ----------------------   ----------------------     ---------------     -------------------
                                         1996        1995       1996         1995        1996       1995       1996       1995
                                       --------     ------     -------     --------     -------    ------     -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....    $  6,095      3,922      44,974      44,301      10,420     9,723       5,289      1,633
  Realized gains (losses) on
   investments, net................       5,263        624      22,468       7,100      (5,967)   (1,327)     16,017      3,150
  Net change in unrealized
   appreciation (depreciation)
   on investments..................      (8,886)     7,237      45,516     145,457       1,206     6,258       8,976     14,929
                                       --------     ------    --------     -------     -------   -------     -------     ------
      Net increase (decrease) in
       net assets from operations..       2,472     11,783     112,958     196,858       5,659    14,654      30,282     19,712
                                       --------     ------    --------     -------     -------   -------     -------     ------
Contract transactions (note 6):
 Purchase payments.................      11,116     15,136     152,823     145,910      26,642    43,555      32,634     27,022
 Transfers between funds...........    (149,196)       364     (37,286)     33,034    (185,683)  (75,287)     (1,902)   (52,319)
 Surrenders and terminations.......     (14,036)   (16,323)   (149,073)   (125,202)    (20,600)  (27,666)    (37,424)   (35,125)
 Rescissions.......................        (275)      (379)     (3,237)     (3,470)       (559)   (1,087)       (382)    (1,057)
 Other transactions (note 2).......          37        (24)        516         670          34       296         108        (45)
                                       --------     ------    --------    --------     -------   -------     -------     ------
      Net increase (decrease) in
       net assets resulting from
       contract transactions.......    (152,354)    (1,226)    (36,257)     50,942    (180,166)  (60,189)     (6,966)   (61,524)
                                       --------     ------   ---------   ---------     -------   -------     -------     ------
Increase (decrease) in net assets..    (149,882)    10,557      76,701     247,800    (174,507)  (45,535)     23,316    (41,812)
Net assets at beginning of year....     149,882    139,325   1,175,143     927,343     174,507   220,042     306,843    348,655
                                       --------    -------   ---------   ---------     -------   -------     -------    -------
Net assets at end of year..........    $      -    149,882   1,251,844   1,175,143           -   174,507     330,159    306,843
                                       ========    =======   =========   =========     =======   =======     =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)

                                                                      Templeton          Templeton Developing        Templeton
                                        Rising Dividends Fund International Equity Fund  Markets Equity Fund    Global Growth Fund
                                        --------------------- -------------------------  --------------------   ------------------
                                           1996       1995        1996        1995       1996       1995         1996       1995
                                          -------    ------      -------     ------     ------     ------       -------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net........   $ 2,950     2,452       10,789     1,998      (1,013)    (1,241)         843     (2,008)
  Realized gains (losses) on
   investments, net....................     9,161     1,323       36,562    20,155       5,139       (277)       8,526        303
  Net change in unrealized
   appreciation (depreciation)
   on investments......................    84,727    81,539      129,022    42,587      30,681      3,149       68,710     26,429
                                          -------    ------      -------    ------     -------     ------      -------     ------
      Net increase (decrease) in
       net assets from operations......    96,838    85,314      176,373    64,740      34,807      1,631       78,079     24,724
                                          -------    ------      -------    ------     -------     ------      -------     ------
Contract transactions (note 6):
 Purchase payments.....................    51,514    42,756      106,669    99,403      54,987     42,027      139,155    119,490
 Transfers between funds...............    24,084    50,303       50,892   (30,418)     36,529     22,865       46,194     46,237
 Surrenders and terminations...........   (49,247)  (35,907)     (90,832)  (72,338)    (16,917)    (7,387)     (33,945)   (15,658)
 Rescissions...........................    (1,165)     (750)      (1,605)   (2,115)       (568)    (1,069)      (1,728)    (1,966)
 Other transactions (note 2)...........       111       131          416        59          27        (55)          27         64
                                          -------    ------      -------    ------     -------     ------      -------    -------
      Net increase (decrease) in
       net assets resulting from
       contract transactions...........    25,297    56,533       65,540    (5,409)     74,058     56,381      149,703    148,167
                                          -------   -------      -------    ------     -------    -------      -------    -------
Increase (decrease) in net assets......   122,135   141,847      241,913    59,331     108,865     58,012      227,782    172,891
Net assets at beginning of year........   422,992   281,145      794,670   735,339     150,481     92,469      322,284    149,393
                                          -------   -------    ---------   -------     -------    -------      -------    -------
Net assets at end of year..............  $545,127   422,992    1,036,583   794,670     259,346    150,481      550,066    322,284
                                          =======   =======    =========   =======     =======    =======      =======    =======

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)

                                                Templeton Global                                           Templeton International
                                             Asset Allocation Fund   Small Cap Fund    Capital Growth Fund  Smaller Companies Fund
                                             ---------------------   --------------    ------------------- -----------------------
                                                1996      1995       1996      1995       1996      1995      1996        1995
                                               ------    ------     ------     -----     ------     ----    ---------    ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...........     $ (431)      127     (1,323)      (25)       (187)      -         (95)       -
  Realized gains (losses) on
   investments, net.......................        168        71        806         -          24       -          60        -
  Net change in unrealized appreciation
   (depreciation) on investments..........      5,895       323     16,477       183       1,811       -       1,131        -
                                               ------    ------     ------     -----      ------    ----      ------      ---
     Net increase (decrease) in
      net assets from operations..........      5,632       521     15,960       158       1,648       -       1,096        -
                                               ------    ------     ------     -----      ------    ----      ------      ---
Contract transactions (note 6):
 Purchase payments........................     19,536     5,580     51,827     2,140      13,726       -       5,995        -
 Transfers between funds..................     14,964     9,316     93,997    11,013      28,227       -       9,255        -
 Surrenders and terminations..............     (2,138)   (1,163)    (9,173)      (36)     (1,326)      -        (763)       -
 Rescissions..............................       (139)      (27)      (459)      (19)       (185)      -         (46)       -
 Other transactions (note 2)..............         28         7        166         4          20       -         (10)       -
                                               ------    ------     ------     -----      ------    ----      ------      ---
     Net increase (decrease) in net assets
      resulting from contract transactions     32,251    13,713    136,358    13,102      40,462       -      14,431        -
                                               ------    ------     ------    ------      ------    ----      ------      ---
Increase (decrease) in net assets.........     37,883    14,234    152,318    13,260      42,110       -      15,527        -
Net assets at beginning of year...........     14,234         -     13,260         -           -       -           -        -
                                               ------    ------    -------    ------      ------    ----      ------      ---
Net assets at end of year.................    $52,117    14,234    165,578    13,260      42,110       -      15,527        -
                                               ======    ======    =======    ======      ======    ====      ======     ====

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
====================================================================================================================================
Financial Statements (cont.)

Statements  of Changes in Net Assets (cont.)
For the years ended  December 31, 1996 and 1995
(In thousands)
                                                                      Mutual Discovery   Mutual Shares
                                                                       Securities Fund  Securities Fund      Total All Funds
                                                                      ----------------  ---------------      ---------------
                                                                        1996     1995    1996     1995      1996         1995
                                                                       ------    ----    ----     ----     ------       ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....................................      $ (18)     -      (34)     -      222,978      188,557
  Realized gains (losses) on investments, net......................          -      -        -      -      246,873       68,622
  Net change in unrealized appreciation (depreciation)
   on investments..................................................        200      -      604      -      407,956      896,966
                                                                       -------     ---    ----    ---    ---------    ---------
      Net increase (decrease) in net assets from operations........        182      -      570      -      877,807    1,154,145
                                                                       -------     ---    ----    ---    ---------    ---------
Contract transactions (note 6):
 Purchase payments.................................................      3,317      -    8,157      -    1,236,779    1,087,266
 Transfers between funds...........................................     12,081      -   18,952      -      (16,139)     (11,990)
 Surrenders and terminations.......................................       (506)     -     (537)     -   (1,047,532)    (884,622)
 Rescissions.......................................................          -      -        -      -      (19,687)     (26,236)
 Other transactions (note 2).......................................          -      -       (1)     -        2,915        2,644
                                                                       -------     ---    ----    ---    ---------    ---------
      Net increase (decrease) in net assets resulting
       from contract transactions..................................     14,892      -   26,571      -      156,336      167,062
                                                                       -------     ---  ------    ---    ---------    ---------
Increase (decrease) in net assets..................................     15,074      -   27,141      -    1,034,143    1,321,207
Net assets at beginning of year....................................          -      -        -      -    7,703,211    6,382,004
                                                                       -------     ---  ------    ---    ---------    ---------
Net assets at end of year..........................................    $15,074      -   27,141      -    8,737,354    7,703,211
                                                                       =======     ===  ======    ===    =========    =========

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements
December 31, 1996


1. Organization

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940
(as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. or other of its affiliated adviser entities, in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to deferred annuity contract owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Templeton Global Asset Allocation Fund, Fixed Account and Small Cap Fund were added as available investment options on May 1, 1995, October 1, 1995 and November 1, 1995, respectively. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996.

The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

2. Significant Accounting Policies (cont.)

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the years ended December 31, 1996 and 1995 were $4,491,487 and $4,294,361, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

             Valuemark II                            Valuemark III
     ---------------------------             ----------------------------
     Years Since Payment  Charge             Years Since Payment   Charge
     -------------------  ------             -------------------   ------
             0-1            5%                       0-1             6%
             1-2            5%                       1-2             5%
             2-3            4%                       2-3             4%
             3-4            3%                       3-4             3%
             4-5           1.5%                      4-5            1.5%
             5+             0%                       5+              0%

and (c) adding the products of each multiplication in (b) above.

A deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1996 and 1995 were $10,529,337 and $12,373,225, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the years ended December 31, 1996 and 1995 were $93,255 and $119,180, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers to the Fixed Account for the years ended December 31, 1996 and 1995 were $16,138,672 and $11,989,631, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

3. Capitalization

Allianz Life provides capital for the establishment of new funds as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 1996 and 1995:

                                                  Capitalization    Date of     Market Value    Date of
Fund                                                  Amount     Capitalization at Withdrawal Withdrawal
------------------------------------------------- -------------- -------------- ------------- ----------
Templeton Global Asset Allocation Fund...........    $500,000       4/18/95       $525,500     12/21/95
Small Cap Fund...................................    $250,000       9/18/95       $313,250      5/29/96
Capital Growth Fund..............................    $250,000       4/30/96       $281,250      11/7/96
Templeton International Smaller Companies Fund...    $250,000       4/30/96       $269,250      11/7/96
Mutual Discovery Securities Fund.................    $250,000       11/8/96       $252,250     12/23/96
Mutual Shares Securities Fund....................    $250,000       11/8/96       $255,750     12/23/96

4. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996 (in thousands):

Money Market Fund................................. $ 427,380
Growth and Income Fund............................   223,414
Precious Metals Fund..............................    74,746
High Income Fund..................................   162,983
Real Estate Securities Fund.......................    58,740
U.S. Government Securities Fund...................   313,392
Utility Equity Fund...............................    73,703
Zero Coupon Fund - 2000...........................    15,596
Zero Coupon Fund - 2005...........................    13,140
Zero Coupon Fund - 2010...........................    33,995
Templeton Global Income Securities Fund...........    21,233
Investment Grade Intermediate Bond Fund...........    15,348
Income Securities Fund............................   134,521
Adjustable U.S. Government Fund...................    25,745
Templeton Pacific Growth Fund.....................   130,000
Rising Dividends Fund.............................    76,266
Templeton International Equity Fund...............   169,986
Templeton Developing Markets Equity Fund..........   106,281
Templeton Global Growth Fund......................   173,466
Templeton Global Asset Allocation Fund............    34,368
Small Cap Fund....................................   185,786
Capital Growth Fund...............................    43,381
Templeton International Smaller Companies Fund....    17,454
Mutual Discovery Securities Fund..................    14,879
Mutual Shares Securities Fund.....................    26,453

5. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Contract Transactions - Accumulation Unit Activity (In thousands)

Transactions in units for each fund for the years ended December 31, 1996 and 1995 were as follows:

                                                Growth                                      U.S.                 Zero      Zero
                                       Money      and    Precious   High    Real Estate  Government   Utility   Coupon    Coupon
                                      Market    Income    Metals   Income   Securities   Securities   Equity    Fund -    Fund -
                                       Fund      Fund      Fund     Fund       Fund         Fund       Fund      1995      2000
                                      ------    ------     -----    -----   -----------  ----------   -------   ------    ------
Accumulation units outstanding
 at December 31, 1994............     39,437    35,695     8,285   15,679     11,645        36,490     70,082    3,195     4,953
Contract transactions:
 Purchase payments................    15,069     6,403       796    2,877      1,233         3,115      4,303      106       966
 Transfers between funds..........   (13,495)    9,757    (1,290)   2,959       (792)         (266)       736   (2,398)      800
 Surrenders and terminations......    (9,580)   (4,859)     (846)  (2,661)    (1,077)       (4,916)    (8,372)    (905)     (636)
 Rescissions......................      (410)     (118)      (24)    (102)       (17)         (118)      (113)      (3)      (16)
 Other transactions...............        19        15        (2)       4          6             8         33        5        (1)
                                      ------    ------     ------   -----     ------        ------     ------    -----     -----
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions..............    (8,397)   11,198    (1,366)   3,077       (647)       (2,177)    (3,413)  (3,195)    1,113
                                      ------    ------     -----    -----     ------        ------     ------    -----     -----
Accumulation units outstanding
 at December 31, 1995.............    31,040    46,893     6,919   18,756     10,998        34,313     66,669        -     6,066
                                      ======    ======     =====   ======     ======        ======     ======    =====     =====
Contract transactions:
 Purchase payments................    13,261     7,454     1,298    2,862      1,562         2,609      2,847        -       672
 Transfers between funds..........    (6,879)    1,961      (484)   1,598      1,332        12,819     (7,585)       -      (308)
 Surrenders and terminations......    (9,147)   (6,143)     (717)  (2,446)    (1,125)       (5,122)    (8,824)       -      (782)
 Rescissions......................      (226)     (163)      (20)     (38)       (11)          (44)       (37)       -       (12)
 Other transactions...............        11        25         2        4          1            23         16        -         -
                                      ------    ------     -----    -----      -----        ------     ------    -----     -----
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions..............    (2,980)    3,134        79    1,980      1,759        10,285    (13,583)       -      (430)
                                      ------    ------     -----    -----      -----        ------    -------    -----     -----
Accumulation units outstanding
 at December 31, 1996.............    28,060    50,027     6,998   20,736     12,757        44,598     53,086        -     5,636
                                      ======    ======     =====   ======     ======        ======     ======    =====     =====

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Contract Transactions - Accumulation Unit Activity (In thousands) (cont.)

                                                   Templeton
                                   Zero    Zero     Global    Investment             Adjustable   Templeton             Templeton
                                  Coupon  Coupon    Income      Grade       Income      U.S.       Pacific   Rising   International
                                  Fund -  Fund -  Securities Intermediate Securities Government    Growth   Dividends    Equity
                                   2005    2010      Fund      Bond Fund     Fund       Fund        Fund      Fund        Fund
                                  ------  ------  ---------- ------------  --------  ---------    --------   -------   -----------
Accumulation units outstanding
 at December 31, 1994..........    2,780    2,589    16,855      9,772      56,569     19,865       27,231   28,778      60,464
Contract transactions:
 Purchase payments.............      715      652       904      1,016       7,979      3,753        2,065    3,782       7,774
 Transfers between funds.......      269      511    (1,494)        30       1,879     (6,551)      (4,013)   4,493      (2,530)
 Surrenders and terminations...     (249)    (297)   (2,058)    (1,099)     (6,965)    (2,397)      (2,714)  (3,208)     (5,662)
 Rescissions...................      (10)     (27)      (28)       (25)       (192)       (95)         (82)     (68)       (168)
 Other transactions............       (1)       9         2         (2)         39         25           (4)      12           5
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions...........      724      848    (2,674)       (80)      2,740     (5,265)      (4,748)   5,011        (581)
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
Accumulation units outstanding
 at December 31, 1995..........    3,504    3,437    14,181      9,692      59,309     14,600       22,483   33,789      59,883
                                   =====    =====    ======     ======      ======     ======       ======   ======      ======
Contract transactions:
 Purchase payments.............      513      618       740        719       7,457      2,202        2,196    3,849       7,288
 Transfers between funds.......     (139)    (403)   (1,254)    (9,490)     (1,819)   (15,066)         (62)   1,653       3,483
 Surrenders and terminations...     (290)    (342)   (1,802)      (905)     (7,308)    (1,693)      (2,537)  (3,644)     (6,198)
 Rescissions...................       (8)     (12)      (11)       (18)       (159)       (46)         (26)     (87)       (110)
 Other transactions............       (1)      (1)        3          2          24          3            7        9          29
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions...........       75     (140)   (2,324)    (9,692)     (1,805)   (14,600)        (422)   1,780       4,492
                                   -----    -----    ------     ------      ------     ------       ------   ------      ------
Accumulation units outstanding
 at December 31, 1996..........    3,579    3,297    11,857          -      57,504          -       22,061   35,569      64,375
                                   =====    =====    ======     ======      ======     ======       ======   ======      ======


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

6. Contract Transactions - Accumulation Unit Activity (In thousands) (cont.)

                                     Templeton             Templeton                    Templeton
                                    Developing  Templeton   Global                    International  Mutual     Mutual
                                      Markets    Global      Asset     Small   Capital   Smaller    Discovery   Shares     Total
                                      Equity     Growth   Allocation    Cap    Growth   Companies  Securities Securities    All
                                       Fund       Fund       Fund      Fund     Fund      Fund        Fund       Fund      Funds
                                    ---------   --------- ----------   -----   ------  -----------  --------   --------   -------
Accumulation units outstanding
 at December 31, 1994..............     9,774     14,637          -        -       -          -           -         -     474,775
Contract transactions:
 Purchase payments.................     4,364     10,991        538      212       -          -           -         -      79,613
 Transfers between funds...........     2,372      4,306        916    1,096       -          -           -         -      (2,705)
 Surrenders and terminations.......      (773)    (1,448)      (114)      (4)      -          -           -         -     (60,840)
 Rescissions.......................      (112)      (183)        (3)      (2)      -          -           -         -      (1,916)
 Other transactions................        (7)         6          1        -       -          -           -         -         172
                                        -----     ------      -----    -----    ----       ----        ----      ----     -------
       Net increase (decrease)
        in accumulation units
        resulting from contract
        transactions...............     5,844     13,672      1,338    1,302       -          -           -         -      14,324
                                        -----     ------      -----    -----    ----       ----        ----      ----     -------
Accumulation units outstanding
 at December 31, 1995..............    15,618     28,309      1,338    1,302       -          -           -         -     489,099
                                       ======     ======      =====    =====    ====       ====        ====      ====     =======
Contract transactions:
 Purchase payments.................     5,057     11,183      1,657    4,358   1,261        568         327       797      83,355
 Transfers between funds...........     3,367      3,694      1,303    7,933   2,597        897       1,194     1,869       2,211
 Surrenders and terminations.......    (1,569)    (2,720)      (184)    (786)   (121)       (72)        (50)      (53)    (64,580)
 Rescissions.......................       (53)      (141)       (12)     (38)    (17)        (4)          -         -      (1,293)
 Other transactions................         3          2          2       15       2         (1)          -         -         180
                                       ------     ------      -----    -----   -----       ----       -----     -----     -------
      Net increase (decrease)
       in accumulation units
       resulting from contract
       transactions................     6,805     12,018      2,766   11,482   3,722      1,388       1,471     2,613      19,873
                                       ------     ------      -----   ------   -----      -----       -----     -----     -------
Accumulation units outstanding
 at December 31, 1996..............    22,423     40,327      4,104   12,784   3,722      1,388       1,471     2,613     508,972
                                       ======     ======      =====   ======   =====      =====       =====     =====     =======

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1996 follows.


                                                                     Accumulation                                Ratio of Expenses
                                                                  Units Outstanding  Accumulation   Net Assets      to Average
                                                                    (in thousands)    Unit Value  (in thousands)   Net Assets*
                                                                  -----------------  ------------ --------------   -----------
Money Market Fund
December 31,
 1996...........................................................           28,060       $13.359      $ 375,629           1.83%
 1995...........................................................           31,040        12.883        399,935           1.80
 1994...........................................................           39,437        12.354        487,239           1.86
 1993...........................................................           10,247        12.066        123,639           2.06
 1992...........................................................            6,951        11.932         82,944           2.09

Growth and Income Fund
December 31,
 1996...........................................................           50,027        19.490        977,110           1.90
 1995...........................................................           46,893        17.310        812,732           1.92
 1994...........................................................           35,695        13.215        471,773           1.94
 1993...........................................................           24,719        13.677        338,082           1.98
 1992...........................................................           17,144        12.574        215,559           2.02

Precious Metals Fund
December 31,
 1996...........................................................            6,998        14.467        101,248           2.05
 1995...........................................................            6,919        14.109         97,630           2.06
 1994...........................................................            8,285        13.979        115,828           2.08
 1993...........................................................            4,685        14.464         67,770           2.08
 1992...........................................................            1,419         9.424         13,374           2.09

High Income Fund
December 31,
 1996...........................................................           20,736        19.375        402,379           1.94
 1995...........................................................           18,756        17.252        323,580           1.96
 1994...........................................................           15,679        14.608        229,026           2.00
 1993...........................................................           11,787        15.155        178,627           2.04
 1992...........................................................            4,780        13.278         63,462           2.08

Real Estate Securities Fund
December 31,
 1996...........................................................           12,757        23.668        301,974           1.97
 1995...........................................................           10,998        18.073        198,773           1.99
 1994...........................................................           11,645        15.594        181,599           2.02
 1993...........................................................            5,589        15.369         85,896           2.07
 1992...........................................................            1,052        13.095         13,782           2.09

U.S. Government Securities Fund
December 31,
 1996...........................................................           44,598        16.650        742,973           1.91
 1995...........................................................           34,313        16.298        559,234           1.92
 1994...........................................................           36,490        13.835        504,837           1.93
 1993...........................................................           40,402        14.698        593,842           1.94
 1992...........................................................           25,054        13.586        340,391           1.99

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------   ------------
Utility Equity Fund
December 31,
 1996...........................................................           53,086       $20.654     $1,097,873           1.90%
 1995...........................................................           66,669        19.565      1,305,495           1.90
 1994...........................................................           70,082        15.104      1,058,531           1.92
 1993...........................................................           84,217        17.319      1,458,533           1.91
 1992...........................................................           39,387        15.889        625,803           1.95

Zero Coupon Fund - 1995
December 31,
 1995 1.........................................................            1,670        15.200         25,382           1.80+
 1994...........................................................            3,195        14.380         45,941           1.80
 1993...........................................................            3,092        14.480         44,771           1.76
 1992...........................................................            2,871        13.665         39,236           1.65

Zero Coupon Fund - 2000
December 31,
 1996...........................................................            5,636        18.475        104,125           1.80
 1995...........................................................            6,066        18.294        110,965           1.80
 1994...........................................................            4,953        15.373         76,140           1.80
 1993...........................................................            3,787        16.717         63,301           1.77
 1992...........................................................            2,886        14.595         42,124           1.65

Zero Coupon Fund - 2005
December 31,
 1996...........................................................            3,579        20.517         73,434           1.80
 1995...........................................................            3,504        20.914         73,292           1.80
 1994...........................................................            2,780        16.096         44,756           1.80
 1993...........................................................            2,020        18.050         36,469           1.77
 1992...........................................................            1,090        14.975         16,321           1.65

Zero Coupon Fund - 2010
December 31,
 1996...........................................................            3,297        21.522         70,969           1.80
 1995...........................................................            3,437        22.431         77,136           1.80
 1994...........................................................            2,589        15.930         41,255           1.80
 1993...........................................................            1,405        18.144         25,489           1.65
 1992...........................................................              849        14.670         12,456           1.65

Templeton Global Income Securities Fund
December 31,
 1996...........................................................           11,857        16.781        198,968           2.01
 1995...........................................................           14,181        15.522        220,143           2.04
 1994...........................................................           16,855        13.726        231,368           2.11
 1993...........................................................           13,054        14.650        191,246           2.13
 1992...........................................................            5,487        12.733         69,860           2.07

Investment Grade Intermediate Bond Fund
December 31,
 1996 2.........................................................            8,323        15.740        131,012           2.00+
 1995...........................................................            9,692        15.463        149,882           2.01
 1994...........................................................            9,772        14.257        139,325           2.03
 1993...........................................................            7,677        14.389        110,466           2.06
 1992...........................................................            3,333        13.442         44,807           2.08

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------   ------------
Income Securities Fund
December 31,
 1996...........................................................           57,504       $21.708     $1,251,844           1.90%
 1995...........................................................           59,309        19.785      1,175,143           1.91
 1994...........................................................           56,569        16.392        927,343           1.94
 1993...........................................................           38,967        17.734        691,056           1.96
 1992...........................................................           11,397        15.163        172,807           2.07

Adjustable U.S. Government Fund
December 31,
 1996 2.........................................................           10,926        12.389        135,355           1.99+
 1995...........................................................           14,600        11.951        174,507           1.99
 1994...........................................................           19,865        11.077        220,042           1.97
 1993...........................................................           24,975        11.254        281,061           1.98
 1992...........................................................           21,858        11.020        240,875           2.00

Templeton Pacific Growth Fund
December 31,
 1996...........................................................           22,061        14.932        330,159           2.39
 1995...........................................................           22,483        13.630        306,843           2.41
 1994...........................................................           27,231        12.802        348,655           2.47
 1993...........................................................           14,240        14.233        202,676           2.54
 1992 3.........................................................              534         9.761          5,209           2.71+

Rising Dividends Fund
December 31,
 1996...........................................................           35,569        15.303        545,127           2.16
 1995...........................................................           33,789        12.498        422,992           2.18
 1994...........................................................           28,778         9.769        281,145           2.20
 1993...........................................................           26,256        10.327        271,147           2.19
 1992 3.........................................................            8,388        10.848         90,995           2.07+

Templeton International Equity Fund
December 31,
 1996...........................................................           64,375        16.081      1,036,583           2.29
 1995...........................................................           59,883        13.263        794,670           2.32
 1994...........................................................           60,464        12.161        735,339           2.39
 1993...........................................................           24,026        12.226        293,740           2.52
 1992 3.........................................................            1,329         9.642         12,812           3.17+

Templeton Developing Markets Equity Fund
December 31,
 1996...........................................................           22,423        11.487        259,346           2.89
 1995...........................................................           15,618         9.582        150,481           2.81
 1994 4.........................................................            9,774         9.454         92,469           2.93+

Templeton Global Growth Fund
December 31,
 1996...........................................................           40,327        13.560        550,066           2.33
 1995...........................................................           28,309        11.339        322,284           2.37
 1994 4.........................................................           14,637        10.201        149,393           2.54+

Templeton Global Asset Allocation Fund
December 31,
 1996...........................................................            4,104        12.514         52,117           2.26
 1995 5.........................................................            1,338        10.591         14,234           2.30+

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================
Notes to Financial Statements (cont.)
December 31, 1996

7. Unit Values (cont.)

                                                                     Accumulation                               Ratio of Expenses
                                                                  Units Outstanding Accumulation   Net Assets      to Average
                                                                    (in thousands)   Unit Value  (in thousands)    Net Assets*
                                                                  ----------------- ------------ --------------   ------------
Small Cap Fund
December 31,
 1996...........................................................           12,784       $12.913      $ 165,578           2.17%
 1995 6.........................................................            1,302        10.146         13,260           2.30+

Capital Growth Fund
December 31,
 1996 7.........................................................            3,722        11.254         42,110           2.17+

Templeton International Smaller Companies Fund
December 31,
 1996 7.........................................................            1,388        11.145         15,527           2.18+

Mutual Discovery Securities Fund
December 31,
 1996 8.........................................................            1,471        10.180         15,074           2.77+

Mutual Shares Securities Fund
December 31,
 1996 8.........................................................            2,613        10.330         27,141           2.40+

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1Period from January 1, 1995 to December 15, 1995 (fund closure).
2Period from January 1, 1996 to October 25, 1996 (fund closure).
3Period from January 27, 1992 (fund commencement) to December 31, 1992. 4Period from March 15, 1994 (fund commencement) to December 31, 1994. 5Period from May 1, 1995 (fund commencement) to December 31, 1995.
6Period from November 1, 1995 (fund commencement) to December 31, 1995. 7Period from May 1, 1996 (fund commencement) to December 31, 1996.
8Period from November 8, 1996 (fund commencement) to December 31, 1996.